May 15, 2015	Nathan Briggs (202) 626-3909 (202) 383-9308 Nathan.Briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	AllianzGI Diversified Income & Convertible Fund
File Nos. 333-202699 and 811-23039

Ladies and Gentleman:

On behalf of AllianzGI Diversified Income & Convertible Fund, a Massachusetts business trust (the “Fund”), we are today filing Pre-Effective Amendment No. 4 to the Fund’s Registration Statement No. 333-202699 on Form N-2 pursuant to the Securities Act of 1933, as amended, and Amendment No. 4 to the Fund’s Registration Statement No. 811-23039 pursuant to the Investment Company Act of 1940, as amended. The purpose of this Pre-Effective Amendment No. 4 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C. Part A and Part B are incorporated herein by reference to Part A and Part B of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 filed by the Fund with the Securities and Exchange Commission on April 30, 2015.

No fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (202) 626-3909 or to David C. Sullivan at (617) 951-7362.

Sincerely,

/s/ Nathan Briggs

Nathan Briggs

cc:	Julian Sluyters
Lawrence G. Altadonna
Richard H. Kirk
David C. Sullivan